9. Inventories (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
InventoriesLineItems [Line Items]
Inventories, net	R$ 8,631	R$ 5,909	R$ 4,822
Unrealized Commercial Agreements [Member]
InventoriesLineItems [Line Items]
Inventories, net	R$ 310	R$ 315